Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)	3 Months Ended							6 Months Ended
	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares	Jun. 30, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period	445,219,261	445,219,261	444,336,361	444,336,361	442,794,484	442,794,484	442,724,309	443,559,922
Share purchase options exercised | $ / shares	$ 26.09		$ 26.55		$ 24.28
Restricted share units released | (per share)		$ 0.00		$ 0.00	$ 0.00		$ 0.00	$ 0.00
Dividend reinvestment plan | $ / shares		$ 21.89				$ 21.09		$ 15.56
Share purchase options exercised	283,620	283,620	752,170	752,170	46,800	46,800
Restricted share units released	185	185	130,730	130,730	185	185	70,175	33,818
Dividend reinvestment plan	762,422	762,422			718,453	718,453		742,621
Balance, shares at end of period	446,265,488	446,265,488	445,219,261	445,219,261	443,559,922	443,559,922	442,794,484	444,336,361